Financial investments - Summary of debt instruments measured at fair value through other comprehensive income (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Accrued interest	S/ 26,857,925	S/ 26,721,991
Estimated fair value	20,724,892	21,246,569
Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Amortized cost	21,490,820	22,278,180
Unrealized gross amount - Gains	143,421	108,584
Unrealized gross amount - Losses	(1,256,436)	(1,474,580)
Accrued interest	347,087	334,385
Estimated fair value	20,377,805	20,912,184
Debt instruments measured at fair value through other comprehensive income [member] | Corporate, leasing and subordinated bonds [member]
Disclosure of financial assets [line items]
Amortized cost	9,867,060	9,443,384
Unrealized gross amount - Gains	111,866	83,511
Unrealized gross amount - Losses	(805,981)	(865,654)
Estimated fair value	S/ 9,172,945	S/ 8,661,241
Debt instruments measured at fair value through other comprehensive income [member] | Corporate, leasing and subordinated bonds [member] | Bottom of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	2.20%	2.22%
Annual effective interest rates - Foreign	3.70%	4.00%
Debt instruments measured at fair value through other comprehensive income [member] | Corporate, leasing and subordinated bonds [member] | Top of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	14.00%	14.52%
Annual effective interest rates - Foreign	10.86%	18.00%
Debt instruments measured at fair value through other comprehensive income [member] | Sovereign bonds of the republic of peru [member]
Disclosure of financial assets [line items]
Amortized cost	S/ 8,331,426	S/ 8,320,671
Unrealized gross amount - Gains	24,387	13,599
Unrealized gross amount - Losses	(410,536)	(558,282)
Estimated fair value	S/ 7,945,277	S/ 7,775,988
Debt instruments measured at fair value through other comprehensive income [member] | Sovereign bonds of the republic of peru [member] | Bottom of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	2.81%	0.95%
Annual effective interest rates - Foreign	0.00%	0.00%
Debt instruments measured at fair value through other comprehensive income [member] | Sovereign bonds of the republic of peru [member] | Top of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	7.12%	6.82%
Annual effective interest rates - Foreign	0.00%	0.00%
Debt instruments measured at fair value through other comprehensive income [member] | Negotiable certificates of deposit issued by the Central Reserve Bank of Peru BCRP [member]
Disclosure of financial assets [line items]
Amortized cost	S/ 2,113,571	S/ 3,445,361
Unrealized gross amount - Gains	370	3,638
Unrealized gross amount - Losses	(17)	(15)
Estimated fair value	S/ 2,113,924	S/ 3,448,984
Debt instruments measured at fair value through other comprehensive income [member] | Negotiable certificates of deposit issued by the Central Reserve Bank of Peru BCRP [member] | Bottom of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	4.51%	5.60%
Annual effective interest rates - Foreign	0.00%	0.00%
Debt instruments measured at fair value through other comprehensive income [member] | Negotiable certificates of deposit issued by the Central Reserve Bank of Peru BCRP [member] | Top of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	4.68%	6.66%
Annual effective interest rates - Foreign	0.00%	0.00%
Debt instruments measured at fair value through other comprehensive income [member] | Bonds guaranteed by the peruvian government [member]
Disclosure of financial assets [line items]
Amortized cost	S/ 554,359	S/ 475,542
Unrealized gross amount - Gains	6,798	7,810
Unrealized gross amount - Losses	(4,603)	(9,722)
Estimated fair value	S/ 556,554	S/ 473,630
Debt instruments measured at fair value through other comprehensive income [member] | Bonds guaranteed by the peruvian government [member] | Bottom of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	3.65%	2.81%
Annual effective interest rates - Foreign	6.37%	7.39%
Debt instruments measured at fair value through other comprehensive income [member] | Bonds guaranteed by the peruvian government [member] | Top of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	4.74%	4.65%
Annual effective interest rates - Foreign	7.22%	7.92%
Debt instruments measured at fair value through other comprehensive income [member] | Global bonds of the republic of peru [member]
Disclosure of financial assets [line items]
Amortized cost	S/ 548,697	S/ 498,897
Unrealized gross amount - Gains	0	0
Unrealized gross amount - Losses	(27,058)	(35,564)
Estimated fair value	S/ 521,639	S/ 463,333
Debt instruments measured at fair value through other comprehensive income [member] | Global bonds of the republic of peru [member] | Bottom of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	0.00%	0.00%
Annual effective interest rates - Foreign	5.00%	4.76%
Debt instruments measured at fair value through other comprehensive income [member] | Global bonds of the republic of peru [member] | Top of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	0.00%	0.00%
Annual effective interest rates - Foreign	6.14%	5.23%
Debt instruments measured at fair value through other comprehensive income [member] | Treasury Bonds Of The United States Of America [Member]
Disclosure of financial assets [line items]
Amortized cost	S/ 57,607	S/ 76,556
Unrealized gross amount - Gains	0	26
Unrealized gross amount - Losses	(5,082)	(3,252)
Estimated fair value	S/ 52,525	S/ 73,330
Debt instruments measured at fair value through other comprehensive income [member] | Treasury Bonds Of The United States Of America [Member] | Bottom of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	0.00%	0.00%
Annual effective interest rates - Foreign	4.46%	3.87%
Debt instruments measured at fair value through other comprehensive income [member] | Treasury Bonds Of The United States Of America [Member] | Top of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	0.00%	0.00%
Annual effective interest rates - Foreign	4.53%	5.00%
Debt instruments measured at fair value through other comprehensive income [member] | Global Bonds Of The united States Of Mexico [Member]
Disclosure of financial assets [line items]
Amortized cost	S/ 18,100	S/ 17,769
Unrealized gross amount - Gains	0	0
Unrealized gross amount - Losses	(3,159)	(2,091)
Estimated fair value	S/ 14,941	S/ 15,678
Debt instruments measured at fair value through other comprehensive income [member] | Global Bonds Of The united States Of Mexico [Member] | Bottom of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	0.00%	0.00%
Annual effective interest rates - Foreign	6.51%	5.51%
Debt instruments measured at fair value through other comprehensive income [member] | Global Bonds Of The united States Of Mexico [Member] | Top of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	0.00%	0.00%
Annual effective interest rates - Foreign	6.51%	5.51%